Quarterly Report
May 31, 2023
MFS®  Global Real
Estate Fund
GRE-Q3

Portfolio of Investments
5/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Brokerage & Asset Managers – 0.9%
Brookfield Corp.	698,891	$20,989,898
Construction – 6.9%
American Homes 4 Rent, “A”, REIT	1,290,564	$44,240,534
AvalonBay Communities, Inc., REIT	340,830	59,297,603
Essex Property Trust, Inc., REIT	272,307	58,834,651
		$162,372,788
Engineering - Construction – 2.8%
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	12,274,184	$38,940,992
Prologis Property Mexico S.A. de C.V., REIT	7,837,260	26,410,711
		$65,351,703
Financial Institutions – 0.6%
Brookfield Asset Management Ltd.	480,028	$14,674,889
Forest & Paper Products – 4.5%
Rayonier, Inc., REIT	1,731,844	$50,777,666
Weyerhaeuser Co., REIT	1,959,912	56,171,078
		$106,948,744
Medical & Health Technology & Services – 2.1%
Encompass Health Corp.	790,659	$49,036,671
Network & Telecom – 6.0%
Equinix, Inc., REIT	189,701	$141,431,581
Printing & Publishing – 0.2%
Lamar Advertising Co., REIT	61,181	$5,498,948
Real Estate – 68.7%
Alexandria Real Estate Equities, Inc., REIT	419,875	$47,639,017
Big Yellow Group PLC, REIT	3,093,712	44,256,856
Brixmor Property Group, Inc., REIT	2,526,719	50,610,182
Canadian Apartment Properties, REIT	471,851	17,049,202
CapitaLand India Trusts IEU, REIT	14,416,500	11,300,370
CapitaLand Investment Ltd.	23,472,900	57,454,188
Douglas Emmett, Inc., REIT	847,464	9,830,582
Embassy Office Parks, REIT	4,837,023	18,007,017
Equity Lifestyle Properties, Inc., REIT	1,061,247	67,038,973
ESR Group Ltd.	14,790,600	21,835,186
Extra Space Storage, Inc., REIT	514,613	74,243,218
Farmland Partners, Inc., REIT	955,048	10,839,795
Goodman Group, REIT	5,685,098	72,589,236
Grainger PLC	18,779,848	58,029,189
Granite REIT	883,800	51,862,621
Heiwa Real Estate Co. Ltd.	549,400	14,412,754
Japan Logistics Fund, Inc., REIT	14,347	33,621,357
Japan Metropolitan Fund Investment Corp., REIT	16,329	11,555,998
KATITAS Co. Ltd.	2,492,300	44,828,306
LEG Immobilien SE (a)	194,449	10,082,638
National Storage, REIT	30,293,771	49,655,556
NNN REIT, Inc.	1,249,306	53,145,477
Nomura Real Estate Holdings	681,600	16,511,035
Parkway Real Estate LLC, REIT	5,919,500	15,714,712
Phillips Edison & Co., REIT	1,679,611	48,725,515

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Prologis, Inc., REIT	1,835,796	$228,648,392
Region RE Ltd., REIT	13,419,666	21,909,345
Rural Funds Group, REIT	3,178,878	3,721,863
SEGRO PLC, REIT	4,562,141	45,264,391
Shaftesbury Capital PLC, REIT	32,907,314	49,081,119
Shurgard Self Storage Ltd., REIT	845,926	38,709,252
Simon Property Group, Inc., REIT	918,423	96,572,178
Sino Land Co. Ltd.	19,303,635	25,095,749
Star Asia Investment Corp., REIT	41,174	16,992,679
Sun Communities, Inc., REIT	457,421	57,923,221
Swire Properties Ltd.	8,482,800	20,214,553
Unite Group PLC, REIT	2,780,682	30,958,306
Urban Edge Properties, REIT	2,666,893	35,549,684
Vonovia SE, REIT	1,397,613	25,635,476
Wharf Real Estate Investment Co. Ltd.	1,682,000	8,302,115
		$1,615,417,303
Telecommunications - Wireless – 3.9%
American Tower Corp., REIT	64,169	$11,835,330
Cellnex Telecom S.A.	982,731	39,822,234
SBA Communications Corp., REIT	180,241	39,973,849
		$91,631,413
Telephone Services – 1.2%
Helios Towers PLC (a)	24,315,067	$27,267,419
Total Common Stocks		$2,300,621,357
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 4.88% (v)	44,787,676	$44,783,198

Other Assets, Less Liabilities – 0.3%		7,392,508
Net Assets – 100.0%		$2,352,797,063
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $44,783,198 and $2,300,621,357, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
IEU	International Equity Unit
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,300,621,357	$—	$—	$2,300,621,357
Mutual Funds	44,783,198	—	—	44,783,198
Total	$2,345,404,555	$—	$—	$2,345,404,555
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$51,572,424	$342,707,382	$349,496,751	$9,432	$(9,289)	$44,783,198
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,384,815	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2023, are as follows:
United States	57.4%
United Kingdom	10.8%
Australia	6.3%
Japan	5.9%
Canada	4.4%
Singapore	3.6%
Hong Kong	3.2%
Mexico	2.8%
Spain	1.7%
Other Countries	3.9%
4